Opes Exploration Inc.
8731 Cambie Road
Richmond, British Columbia
Canada, V6X 1K2

Tel: (778) 552-4267
Fax: (866) 838-3169

June 14, 2006

VIA EDGAR

United States
Securities and Exchange Commission
SEC Office of Small Business
100 F Street, NE
MAIL STOP 3561
Washington, DC 20549
USA

Re: Opes Exploration Inc. (the “Company”)
File No. 333-133823
Response to Comment Letter of June 14, 2006

Ladies and Gentlemen:

The Company is submitting the enclosed amended registration statement on Form SB-2 for review. This amendment addresses the commission's comments on the Company's SB-2 filing as described in your letter of June 14, 2006. The SEC file number is 333-133823.

The new text additions to the registration statement have been marked with the  tag on the official EDGAR filing. We will not be sending paper copies of the amended registration statement unless requested by the staff since the amendment is very minor. We have not updated the financial statements in this version since the stale date is June 15, 2006. We hope the rapid turn around to correct the deficiency in the Undertakings section is sufficient.

If you have any questions please don't hesitate to contact our securities lawyer Joseph I. Emas at 305 531-1174.

The Company hereby acknowledges that:

  should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission for taking any action with respect to the filing;

  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.

We look forward to working with the staff to finalize our registration statement.

Yours truly,

Opes Exploration Inc.

Per:

/s/ Gordon Racette

Gordon Racette
President